Overview of the Company (Details) - USD ($)	Feb. 28, 2023	Feb. 20, 2023	Nov. 28, 2022	Sep. 21, 2022	Mar. 31, 2023	Jun. 30, 2022
Overview of the Company [Line Items]
Equity interest			49.00%	100.00%
Consideration amount	$ 1	$ 1	$ 2,500,000	$ 1
Capital par value of shares (in Dollars per share)			$ 0.0001			$ 0.0001
Net deficit					$ 2,084,536
Antalpha [Member]
Overview of the Company [Line Items]
Equity interest			49.00%
Number of shares issued (in Shares)			2,500,000
Capital par value of shares (in Dollars per share)			$ 0.0001
Issuance of shares (in Shares)			2,500,000